================================================================================
American Select Cash Reserve Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to present you with the Semi-Annual Report for the American Select Cash Reserve Fund for the six months ended June 30, 2000. It gives us great pleasure to mention to you that since the inception of the Fund, on January 1, 2000, the Fund has achieved a number one ranking for the six month period out of 210 Institutional Money Market Funds.

OVERVIEW

Over the past six months, the U.S. economy grew rapidly and the unemployment rate hovered around its 30-year low of 4 percent. Historically, these conditions would have caused inflation to accelerate, causing the Federal Reserve Board to tighten monetary policy. This time was no different. To implement this policy, the Fed responded with three rate increases - 25 basis points in February, 25 basis points in March and 50 basis points at the May 16th Federal Open Market Committee meeting. At this time, it appears that the Fed's actions are beginning to have the desired effect, with market sentiment reflecting the transition to a possible slowdown in economic growth.

The shift in market sentiment follows a stream of economic reports that evidence slowing in various sectors of the economy. Housing sales and construction, while still robust, have fallen from peak levels. This is not surprising as higher interest rates have had a direct impact on housing costs. The moderation in housing activity also affects the demand for furniture and other household goods, contributing to a slowing in the manufacturing sector. However, oil prices continue to remain high, even as OPEC promises to raise production quotas. As a result, although the inflation indicators are ticking up at the headline level, producer and consumer prices at the core level remain benign.

Due to the market conditions over the last six months, the Money Market Funds maintained a short weighted-average maturity during most of the period. However, when the market sentiment began to shift, the Funds began to extend the weighted-average maturity in order to establish a more neutral posture toward the end of June.

TEN LARGEST ISSUER HOLDINGS

National City Bank            General Motors Acceptance
                              Corp

Merrill Lynch & Company       GTE Corporation

General Electric Capital      AB Spintab
Corp

Goldman Sachs Group LP        American Honda Finance Corp

First Union National Bank     Banco Popular de Puerto
                              Rico

As always, we appreciate your ongoing support of the American Select Cash Reserve Fund, and we look forward to continuing to serve your investment needs for many years to come.

                                   Sincerely,



                                   William F. Quinn
                                   President
                                   American Select Funds

================================================================================
American Select Cash Reserve Fund


STATEMENT OF ASSETS AND LIABILITIES June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands, except share and per share amounts


ASSETS:
     Investment in Portfolio, at value ..........................     $    868,499
     Receivable for expense
       reimbursement (Note 2) ...................................               83
                                                                      ------------
TOTAL ASSETS ....................................................          868,582
                                                                      ------------
LIABILITIES:
     Payable for shares of beneficial interest redeemed .........           18,251
     Dividends payable ..........................................            3,069
     Other liabilities ..........................................              150
                                                                      ------------
TOTAL LIABILITIES ...............................................           21,470
                                                                      ------------
NET ASSETS ......................................................     $    847,112
                                                                      ============

ANALYSIS OF NET ASSETS:
     Paid-in-capital ............................................     $    847,112
                                                                      ------------
NET ASSETS ......................................................     $    847,112
                                                                      ============


SHARES OUTSTANDING (NO PAR VALUE) ...............................      847,112,183
                                                                      ============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ........     $       1.00
                                                                      ============



                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


STATEMENT OF OPERATIONS Six Months Ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
       Interest income ...................................     $     28,909
       Portfolio expenses ................................             (513)
                                                               ------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO ........................           28,396
                                                               ------------
FUND EXPENSES:
       Transfer agent fees ...............................                5
       Professional fees .................................               12
       Registration fees and expenses ....................              137
       Other expenses ....................................               31
                                                               ------------
             TOTAL FUND EXPENSES .........................              185
                                                               ------------
              Less reimbursement of expenses (Note 2) ....              144
                                                               ------------
                NET FUND EXPENSES ........................               41
                                                               ------------
NET INVESTMENT INCOME ....................................           28,355
                                                               ------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
       Net realized gain on investments ..................                7
                                                               ------------
             NET GAIN ON INVESTMENTS .....................                7
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS ........................................     $     28,362
                                                               ============


                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


STATEMENT OF CHANGES IN NET ASSETS Six Months Ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands


INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income ............................     $     28,355
     Net realized gain on investments .................                7
                                                            ------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS .....................           28,362
                                                            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ............................          (28,355)
     Net realized gain on investment ..................               (7)
                                                            ------------
               DISTRIBUTIONS TO SHAREHOLDERS ..........          (28,362)
                                                            ------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares ....................        4,663,525
     Reinvestment of dividends and distributions ......            7,871
     Cost of shares redeemed ..........................       (3,824,284)
                                                            ------------
              NET INCREASE IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS ......          847,112
                                                            ------------
 NET INCREASE IN NET ASSETS ...........................          847,112
NET ASSETS:
     Beginning of period ..............................               --
                                                            ------------
     END OF PERIOD ....................................     $    847,112
                                                            ============


                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                              ENDED
                                                                             JUNE 30,
                                                                               2000
                                                                            (UNAUDITED)
                                                                           ------------

 NET ASSET VALUE, BEGINNING OF PERIOD ................................     $       1.00
                                                                           ------------
       Net investment income (A) .....................................             0.03
       Less dividends from net investment income .....................            (0.03)
                                                                           ------------
NET ASSET VALUE, END OF PERIOD .......................................     $       1.00
                                                                           ============
TOTAL RETURN (B) .....................................................             3.08%
                                                                           ============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) ......................     $    847,112
       Ratios to average net assets (annualized) (A):
          Expenses ...................................................             0.12%
          Net investment income ......................................             6.14%
       Decrease reflected in above expense ratio due to absorption
          of expenses by the manager .................................             0.03%

----------

A The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

B      Not annualized.



                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American Select Cash Reserve Fund (the "Fund") is offered under the Trust and commenced active operations on January 1, 2000.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust, which has the same investment objectives as the Fund. The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2000, the Fund's investment was 23.55% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized gain (loss) of the Portfolio is allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

The Fund generally declares dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

G. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Reimbursement of Expenses

The Manager has contractually agreed to reimburse the Fund for other expenses through December 31, 2000 to the extent that total annual fund operating expenses exceed 0.12%. For the six months ended June 30, 2000, the Manager reimbursed expenses totaling $144,311 to the Fund.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) (continued)
--------------------------------------------------------------------------------


six months ended June 30, 2000, the cost of air transportation for the trustees was not material to the Fund. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

NOTE 3-CAPITAL SHARE TRANSACTIONS

The table below summarizes transactions in shares of capital stock (in thousands). Each share is valued at $1.00:


      For the six months
      ended June 30, 2000                  Shares
      -------------------               ------------
Sold ..............................        4,663,525
Reinvested ........................            7,871
Redeemed ..........................       (3,824,284)
                                        ------------
Net increase ......................          847,112
                                        ============

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


                                                                           Par
                                                                          Amount           Value
                                                                       ------------     ------------
                                                                           (dollars in thousands)
TIME DEPOSITS - 1.61%
Den Danske Bank, 7.06%, Due 7/3/2000                                   $     21,000     $     21,000
Societe Generale, 7.00%, Due 7/3/2000                                        38,426           38,426
                                                                       ------------     ------------
     TOTAL TIME DEPOSITS                                                                      59,426
                                                                                        ============

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 34.60%
FOREIGN BANKS - 10.71%
Landesbank Hessen Thuringen, 6.28%, Due 10/2/2000                           125,000          124,979
Merita Bank, PLC, 6.23%, Due 1/22/2001                                      150,000          149,958
Svenska Handelsbanken, 6.28%, Due 10/13/2000                                120,000          119,968
                                                                       ------------     ------------
     TOTAL FOREIGN BANKS                                                                     394,905
                                                                                        ============

DOMESTIC BANKS - 23.89%
Banco Popular de Puerto Rico, 6.92%, Due 5/25/2001 (Note D)                 150,000          150,000
Bank of America, NA, 6.87%, Due 2/26/2001                                    10,000           10,005
Bank One, NA, 6.25%, Due 10/20/2000                                         100,000           99,973
Branch Banking & Trust Company, 6.88%, Due 3/9/2001                         100,000           99,963
First Union National Bank,
  6.86%, Due 9/25/2000                                                       10,000           10,000
  6.96%, Due 11/13/2000                                                      70,000           70,049
  6.25%, Due 4/20/2001                                                      100,000          100,000
Key Bank, NA,
  6.64%, Due 11/2/2000                                                       20,000           20,018
  6.94%, Due 12/21/2000                                                      20,000           20,023
Mellon Bank, NA, 6.82%, Due 8/30/2000                                        96,000           95,996
National City Bank,
  6.82%, Due 8/30/2000                                                      130,000          129,989
  6.97%, Due 12/14/2000                                                      25,000           25,026
  6.79%, Due 3/23/2001                                                       50,000           50,028
                                                                       ------------     ------------
     TOTAL DOMESTIC BANKS                                                                    881,070
                                                                                        ============
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                            1,275,975
                                                                                        ============

PROMISSORY NOTES - 2.71%
Jackson National Life Insurance Company, Variable Rate, 7.18%,
  Due 9/1/2000 (Note B)                                                     100,000          100,000
                                                                       ------------     ------------
     TOTAL PROMISSORY NOTES                                                                  100,000
                                                                                        ============

ASSET-BACKED COMMERCIAL PAPER (Note A) - 5.31%
Atlantis One Funding Corporation, 6.62%, Due 10/3/2000                       28,710           28,214
Enterprise Funding Corporation, 6.69%, Due 8/23/2000                         20,345           20,145
Govco, Incorporated, 6.65%, Due 9/15/2000                                    50,000           49,298
Moat Funding, LLC, 6.63%, Due 9/28/2000                                     100,000           98,361
                                                                       ------------     ------------
     TOTAL ASSET-BACKED COMMERCIAL PAPER                                                     196,018
                                                                                        ============

                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


                                                                           Par
                                                                          Amount           Value
                                                                       ------------     ------------
                                                                           (dollars in thousands)
VARIABLE RATE COMMERCIAL PAPER - 5.42%
General Electric Capital Corporation,
  6.74%, Due 9/5/2000                                                  $    160,000     $    160,000
  6.58%, Due 11/3/2000                                                       40,000           40,000
                                                                       ------------     ------------
     TOTAL VARIABLE RATE COMMERCIAL PAPER                                                    200,000
                                                                                        ============

VARIABLE RATE MEDIUM-TERM NOTES - 49.56%
AB Spintab, 6.81%, Due 9/19/2000                                            150,000          150,011
Abbey National Treasury Services, 6.44%, Due 8/3/2000                        25,000           24,998
American Honda Finance Corporation, 144a,  (Note E)
  6.85%, Due 11/20/2000                                                      15,000           15,003
  6.26%, Due 1/10/2001                                                       60,000           59,997
  6.80%, Due 6/12/2001                                                       50,000           50,000
  6.81%, Due 6/14/2001                                                       25,000           25,000
AT&T Capital Corporation, 6.44%, Due 4/9/2001                                81,500           81,627
Bankers Trust Corporation, 6.72%, Due 8/6/2000                               28,000           28,000
Caterpillar Financial Services,
  6.30%, Due 1/19/2001                                                       30,000           30,007
  6.34%, Due 4/2/2001                                                        20,000           20,011
Chase Manhattan Corporation,
  6.53%, Due 10/13/2000                                                      20,000           20,017
  7.07%, Due 11/24/2000                                                      30,500           30,535
  7.08%, Due 11/30/2000                                                      10,000           10,009
  6.35%, Due 4/26/2001                                                       61,500           61,533
Citicorp Incorporated, 6.76%, Due 11/10/2000                                 15,000           15,000
Commerzbk Overseas Finance, NV, 6.27%, Due 1/30/2001                         20,000           19,982
Fleet National Bank,
  6.67%, Due 8/10/2000                                                       30,000           29,999
  6.37%, Due 10/10/2000                                                      25,000           25,007
  6.88%, Due 11/9/2000                                                       15,000           15,011
  6.41%, Due 1/22/2001                                                       30,000           30,020
  6.47%, Due 2/1/2001                                                        25,000           25,014
Ford Motor Credit Company,
  6.77%, Due 10/2/2000                                                      105,000          104,978
  6.53%, Due 4/12/2001                                                       10,000           10,022
General Motors Acceptance Corporation,
  7.10%, Due 12/11/2000                                                      25,000           25,032
  6.79%, Due 2/11/2002 (Note C)                                             150,000          150,000
Goldman Sachs Group, L.P.,
  6.47%, Due 11/1/2000                                                       50,000           50,000
  7.00%, Due 11/28/2000, 144a, (Note E)                                      45,000           45,036
  6.73%, Due 1/16/2001, 144a, (Note E)                                       10,000           10,026
  6.49%, Due 1/25/2001, 144a, (Note E)                                       75,000           75,078
  7.22%, Due 2/26/2001, 144a, (Note E)                                        5,000            5,012

                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


                                                                           Par
                                                                          Amount           Value
                                                                       ------------     ------------
                                                                           (dollars in thousands)
GTE Corporation,
  6.82%, Due 12/11/2000                                                $    150,000     $    149,948
  6.30%, Due 1/5/2001                                                        25,000           24,998
Huntington National Bank, 6.44%, Due 2/2/2001                                64,000           64,030
Merrill Lynch & Company, Incorporated,
  6.34%, Due 7/3/2000                                                        20,000           20,000
  6.72%, Due 8/14/2000                                                       30,000           29,999
  6.93%, Due 2/16/2001                                                       50,000           50,072
  6.35%, Due 4/9/2001                                                        25,000           25,025
  6.24%, Due 4/12/2001                                                       75,000           74,989
Morgan Stanley Dean Witter Company,
  7.32%, Due 11/13/2000                                                      67,000           67,130
  6.43%, Due 1/22/2001                                                       10,000           10,008
  6.75%, Due 3/16/2001                                                       50,000           50,000
Royal Bank of Canada, 6.38%, Due 7/28/2000                                   10,000           10,000
Sanwa Business Credit Corporation, 6.54%, Due 4/3/2001                       10,000           10,018
                                                                       ------------     ------------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                 1,828,182
                                                                                        ============

TOTAL INVESTMENTS - 99.21% (COST $3,659,601)                                               3,659,601
                                                                                        ============

OTHER ASSETS,  NET OF LIABILITIES - 0.79%                                                     29,059
                                                                                        ============

TOTAL NET ASSETS - 100%                                                                 $  3,688,660
                                                                                        ============


Based on the cost of investments of $3,659,601 for federal income tax purposes at June 30, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent discount rate at time of purchase.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $285,152 or 7.73% of net assets.


ABBREVIATION:
LLC - Limited Liability Company
L.P. - Limited Partnership
NA - National Association
NV - Company
PLC - Public Limited Corporation


                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENT OF ASSETS AND LIABILITIES June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands


ASSETS:
    Investments in securities at value
      (cost - $3,659,601) ..................     $  3,659,601
    Dividends and interest receivable ......           29,377
                                                 ------------
TOTAL ASSETS ...............................        3,688,978
                                                 ------------
LIABILITIES:
    Management and investment advisory
       fees payable (Note 2) ...............              305
    Accrued organization costs .............                4
    Other liabilities ......................                9
                                                 ------------
TOTAL LIABILITIES ..........................              318
                                                 ------------
NET ASSETS APPLICABLE TO INVESTORS'
      BENEFICIAL INTERESTS .................     $  3,688,660
                                                 ============



                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENT OF OPERATIONS Six Months Ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands


INVESTMENT INCOME:
     Interest income ..................................     $    134,502
                                                            ------------
             TOTAL INVESTMENT INCOME ..................          134,502
                                                            ------------
EXPENSES:
     Management and investment advisory
       fees (Note 2) ..................................            2,160
     Custodian fees ...................................              109
     Professional fees ................................               54
     Other expenses ...................................               77
                                                            ------------
             TOTAL EXPENSES ...........................            2,400
                                                            ------------
NET INVESTMENT INCOME .................................          132,102
                                                            ------------
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments .................               35
                                                            ------------
              NET GAIN ON INVESTMENTS .................               35
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................     $    132,137
                                                            ============



                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENTS OF CHANGES IN NET ASSETS Six Months Ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
in thousands

                                                                       Six Months          Two Months
                                                                         Ended               Ended            Year Ended
                                                                      June 30, 2000       December 31,        October 31,
                                                                       (Unaudited)            1999               1999
                                                                      -------------       ------------       ------------

INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income ..........................................     $    132,102       $     34,541       $    132,222
  Net realized gain on investments ...............................               35                 --                 23
                                                                       ------------       ------------       ------------
              TOTAL INCREASE IN NET ASSETS
                  RESULTING FROM OPERATIONS ......................          132,137             34,541            132,245
                                                                       ------------       ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions ..................................................       15,118,339          3,797,759         13,198,063
  Withdrawals ....................................................      (15,213,487)        (3,489,471)       (12,487,660)
                                                                       ------------       ------------       ------------
              NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                 FROM TRANSACTIONS IN INVESTORS'
                 BENEFICIAL INTERESTS ............................          (95,148)           308,288            710,403
                                                                       ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ............................           36,989            342,829            842,648
                                                                       ------------       ------------       ------------
NET ASSETS:
    Beginning of year ............................................        3,651,671          3,308,842          2,466,194
                                                                       ------------       ------------       ------------
    END OF YEAR ..................................................     $  3,688,660       $  3,651,671       $  3,308,842
                                                                       ============       ============       ============


-------------------------------------------------------------------------------------------------------------------------
Financial Highlights:
-------------------------------------------------------------------------------------------------------------------------


RATIOS:
  Expenses to average net assets
    (annualized) .................................................             0.11%              0.11%              0.11%
  Net investment income to average net
    assets (annualized) ..........................................             6.12%              5.77%              5.11%



                             SEE ACCOMPANYING NOTES

================================================================================
AMR Investment Services Trust Money Market Portfolio


NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)
--------------------------------------------------------------------------------


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into ten separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.